SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

        In January and March 2013, the Company granted an aggregate of 76,180 RSUs and 50,000 SARs at a measurement price of $23.29 per share pursuant to the 2007 Plan to its employees.

        Shareholders party to the registration rights agreement described above (Note 22) have, in accordance with their rights under that agreement, requested that the Company prepare and file a registration statement on Form F-3 under the Securities Act to permit them to publicly sell certain Class A shares they hold in the Company. On March 7, 2013, the Board of Directors of the Company approved the filing of such registration statement and the Company expects the filing to occur on or about March 11, 2013.

        On March 7, 2013, the Board of Directors of the Company also authorized the Company to repurchase on the open market up to 12,000,000 of its Class A shares.